Derivative Instruments	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 15 - Derivative Instruments

Note 15 - Derivative Instruments

As at December 31, 2017		As at December 31, 2016
Assets	Liabilities	Assets	Liabilities
$ millions		$ millions

Included in current assets and liabilities:
Foreign currency and interest derivative instruments	1	(3)	8	(3)
Derivative instruments on energy and marine transport	4	-	4	-

	5	(3)	12	(3)

Included in non-current assets and liabilities:
Foreign currency and interest derivative instruments	64	(3)	3	(5)